ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Accounts Payable And Accrued Liabilities
Trade payables	$ 165,220	$ 173,647
Accrued liabilities	23,919	26,753
Accounts payable and accrued liabilities	$ 189,139	$ 200,400